UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$5,181,434,041
Total Investments (Cost - $5,181,434,041) – 100.9%	5,181,434,041
Liabilities in Excess of Other Assets – (0.9)%	(46,360,716)
Net Assets – 100.0%	$5,135,073,325

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $5,181,434,041 and 48.5%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BBIF MONEY FUND	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) – 38.4%
Bank of Montreal, Chicago, 0.24%, 8/29/11 (b)	$53,000	$53,000,000
Bank of Nova Scotia, Houston, 0.25%, 12/22/11	100,000	100,000,000
Bank of Tokyo-Mitsuhishi UFJ Ltd., NY:
0.30%, 8/02/11	30,000	30,000,000
0.28%, 8/19/11	250,000	250,000,000
0.28%, 8/26/11	150,000	150,000,000
0.25%, 9/13/11	100,000	100,000,000
Canadian Imperial Bank of Commerce, NY, 0.24%, 7/18/11 (b)	72,270	72,270,000
Credit Industriel ET Commerical, NY, 0.41%, 8/02/11	120,000	120,008,785
Deutsche Bank AG, NY:
0.26%, 8/04/11 (b)	110,000	110,000,000
0.22%, 9/16/11	58,400	58,401,262
0.23%, 9/22/11	100,000	100,000,000
0.31%, 10/03/11	85,000	85,000,000
DNB Nor Bank ASA, 0.21%, 9/08/11	52,350	52,349,998
Lloyd’s TSB Bank Plc, NY:
0.29%, 8/31/11	100,000	100,003,435
0.30%, 9/12/11	101,000	101,000,000
0.36%, 2/14/12 (b)	131,285	131,285,000
Mizuho Corporate Bank Ltd., NY:
0.28%, 8/04/11	125,000	125,000,000
0.28%, 8/11/11	122,000	122,000,000
National Australia Bank Ltd., NY, 0.28%, 2/10/12 (b)	58,000	58,000,000
Norinchukin Bank, NY, 0.16%, 7/07/11	180,000	180,000,000
Rabobank Nederland, NV, NY, 0.33%, 10/05/11	156,500	156,500,000
Royal Bank of Canada, NY (b):
0.25%, 10/14/11	94,600	94,600,000
0.25%, 2/29/12	115,000	115,000,000
0.30%, 4/10/12	125,000	125,000,000
Royal Bank of Scotland Plc, CT, 0.52%, 9/19/11	250,000	250,000,000
Societe Generale, NY:
0.29%, 7/12/11	57,250	57,250,190
0.27%, 5/08/12 (b)	24,500	24,500,000
0.26%, 5/23/12 (b)	30,250	30,250,000
Sumitomo Mitsui Banking Corp., NY:
0.17%, 7/05/11	175,000	175,000,000
0.31%, 7/28/11	100,000	100,000,000
0.30%, 8/05/11	95,000	95,000,000
Toronto-Dominion Bank, N:
0.33%, 9/06/11	68,500	68,500,000
0.27%, 1/12/12(b)	60,500	60,500,000

Certificates of Deposit (concluded)	Par (000)	Value
UBS AG Stamford Branch (b):
0.35%, 10/04/11	$90,000	$90,000,000
0.35%, 10/11/11	123,230	123,230,000
0.35%, 10/13/11	63,000	63,000,000
0.23%, 11/10/11	59,500	59,500,000
Westpac Banking Corp., NY (b):
0.26%, 11/04/11	196,700	196,700,000
0.30%, 1/18/12	120,000	120,000,000
Total Certificates of Deposit – 38.4%		4,102,848,670
Commercial Paper
Antalis US Funding Corp., 0.28%, 8/19/11 (c)	20,000	19,992,222
Aspen Funding Corp., 0.22%, 8/22/11 (c)	13,000	12,995,789
BNP Paribas Finance INC, 0.08%, 7/07/11	70,000	69,998,911
BPCE SA (c):
0.28%, 8/16/11	163,000	162,941,478
0.26%, 8/24/11	34,429	34,415,324
0.26%, 9/15/11	85,000	84,952,731
Bryant Park Funding LLC, 0.14%, 7/25/11 (c)	100,000	99,990,278
Cancara Asset Securitization LLC (c):
0.23%, 8/17/11	50,000	49,984,667
0.21%, 9/02/11	40,000	39,985,067
Commonwealth Bank of Australia, 0.33%, 10/06/11 (b)	97,000	96,997,013
Credit Agricole North America Inc. (c):
0.25%, 7/25/11	50,000	49,991,319
0.26%, 9/02/11	100,000	99,953,778
Fairway Finance Corp., 0.21%, 11/14/11 (b)	43,000	43,000,000
Fortis Funding LLC, 0.36%, 9/06/11 (c)	85,000	84,942,200
Grampian Funding Ltd., 0.30%, 7/01/11 (c)	20,000	19,999,833
ING (U.S.) Funding LLC (c):
0.26%, 7/01/11	100,000	99,999,292
0.23%, 9/26/11	92,000	91,948,276
0.30%, 11/10/11	75,000	74,916,875
JPMorgan Chase & Co, 0.22%, 3/16/12 (b)	68,000	68,000,000
Jupiter Securitization Co. LLC, 0.14%, 7/27/11 (c)	31,000	30,996,745
Kells Funding LLC (b):
0.36%, 2/10/12	95,000	95,000,000
0.35%, 3/01/12	125,000	125,000,000
0.28%, 3/08/12	82,000	82,000,000
Liberty Funding LLC, 0.14%, 7/25/11 (c)	65,000	64,993,681

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	JUNE 30, 2011	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value
Metlife Short Term Funding LLC, 0.22%, 9/09/11 (c)	$125,000	$124,945,764
Mizuho Funding LLC, 0.14%, 7/05/11 (c)	108,000	107,997,900
Natexis US Finance Co. LLC (c):
0.35%, 7/01/11	100,000	99,999,028
0.28%, 8/03/11	150,000	149,959,979
Scaldis Capital LLC, 0.25%, 8/15/11 (c)	40,000	39,987,222
Solitaire Funding LLC (c):
0.23%, 8/10/11	116,000	115,969,614
0.24%, 8/10/11	85,000	84,976,767
Sumitomo Mitsui Banking Corp., NY (c):
0.29%, 8/12/11	100,000	99,965,958
0.28%, 8/19/11	50,000	49,980,556
UBS Finance (Del) LLC, 0.22%, 9/26/11 (c)	57,966	57,934,827
Victory Receivables Corp. (c):
0.27%, 8/15/11	48,836	48,819,152
0.25%, 8/18/11	73,295	73,270,059
Westpac Banking Corp., 0.27%, 1/06/12 (b)	123,500	123,500,000
Total Commercial Paper – 26.9%		2,985,002,301
Corporate Notes (b)
JPMorgan Chase Bank NA., 0.30%, 7/18/12	126,070	126,070,000
KBC Bank NV, NY, 1.95%, 7/01/11	109,255	109,255,000
Total Corporate Notes – 2.2%		235,325,000

Municipal Bonds
Arizona Health Facilities Authority, Refunding RB, VRDN, Banner Health, Series C (ScotiaBank LOC), 0.04%, 7/07/11 (e)	29,165	29,165,000
California HFA, RB, VRDN, AMT (e):
Home Mortgage, Series B (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	29,860	29,860,000
Home Mortgage, Series E-1 (Fannie Mae LOC, Freddie Mac LOC), 0.08%, 7/07/11	17,805	17,805,000
Home Mortgage, Series F (Freddie Mac LOC, Fannie Mae LOC), 0.08%, 7/07/11	16,170	16,170,000
Home Mortgage, Series H (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	52,490	52,490,000
Home Mortgage, Series M (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	41,600	41,600,000
Home Mortgage, Series U (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	3,000	3,000,000

Municipal Bonds (continued)	Par (000)	Value
California HFA, RB, VRDN, AMT (concluded):
M/F Housing III, Series E (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	$21,100	$21,100,000
Series A (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	10,965	10,965,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT, 0.06%, 7/07/11 (e)	9,095	9,095,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.06%, 7/07/11 (e)	26,290	26,290,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.03%, 7/01/11 (e)	106,700	106,700,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae) (e):
Knolls at Green Valley, Series FF, 0.09%, 7/07/11	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.09%, 7/07/11	10,100	10,100,000
California Statewide Communities Development Authority, RB, VRDN, North Peninsula Jewish Campus (Bank of America NA LOC), 0.05%, 7/01/11 (e)	16,060	16,060,000
Chattanooga Health Educational & Housing Facility Board, RB, VRDN, Var- catholic Health, Series C, 0.06%, 7/07/11 (e)	1,300	1,300,000
Chicago Board of Education Illinois, GO, Refunding, VRDN, Dedicated Revenue, Series B (JPMorgan Chase Bank LOC), 0.05%, 7/01/11 (e)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3, (JPMorgan Chase Bank SBPA), 0.03%, 7/01/11 (e)	16,350	16,350,000
City of Chicago Illinois, Refunding RB, VRDN, Sub-Series C-1 (Harris NA LOC), 0.04%, 7/01/11 (e)	10,700	10,700,000
City of Houston Texas, Refunding RB, VRDN, First Lien (e):
Series B-5 (Lloyds Bank LOC), 0.08%, 7/07/11	52,140	52,140,000
Series B-6 (ScotiaBank LOC), 0.06%, 7/07/11	18,400	18,400,000
City of New York New York, GO, VRDN, Sub-Series A-3 (BNP Paribas SA LOC), 0.05%, 7/07/11 (e)	12,090	12,090,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Wells Fargo Bank NA LOC), 0.06%, 7/07/11 (e)	40,000	40,000,000

2	MASTER MONEY LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds (continued)	Par (000)	Value
City of Philadelphia Pennsylvania, Refunding RB, VRDN, 8th Series E (JPMorgan Chase Bank LOC), 0.07%, 7/07/11 (e)	$16,000	$16,000,000
City of Wichita Kansas, Refunding RB, VRDN, Facilities, Christi Health VIII, Series B-2 (JPMorgan Chase & Co. LOC), 0.03%, 7/01/11 (e)	30,000	30,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital (e):
Series K2 (JPMorgan Chase Bank LOC), 0.05%, 7/07/11	17,620	17,620,000
Series L1 (Bank of America NA LOC), 0.08%, 7/07/11	13,130	13,130,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A (State Street Bank & Trust Co. SBPA), 0.06%, 7/07/11 (e)	9,320	9,320,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.11%, 7/07/11 (e)	20,000	20,000,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.05%, 7/07/11 (e)	32,050	32,050,000
Harris County Health Facilities Development Corp., RB, VRDN, Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.04%, 7/01/11 (e)	10,220	10,220,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT, 0.02%, 7/01/11 (e)	10,000	10,000,000
Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A (Bank of America NA LOC), 0.07%, 7/07/11 (e)	17,330	17,330,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank LOC), 0.05%, 7/01/11 (e)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC) (e):
Children’s Memorial Hospital, Series D, 0.09%, 7/07/11	30,200	30,200,000
Elmhurst Memorial Healthcare, Series B, 0.04%, 7/01/11	19,650	19,650,000
Little Company of Mary Hospital and Health Care Centers, Series B, 0.08%, 7/07/11	27,800	27,800,000

Municipal Bonds (continued)	Par (000)	Value
Indiana Finance Authority, Refunding RB, VRDN (e):
Duke Energy Indiana Inc. Project, Series A-4 (Bank of America NA LOC), 0.04%, 7/01/11	$25,000	$25,000,000
Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.07%, 7/07/11	20,900	20,900,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac), 0.05%, 7/07/11 (e)	34,300	34,300,000
Metropolitan Atlanta Rapid Transit Authority TECP, 0.17%, 8/04/11	38,850	38,850,000
Michigan State Building Authority, RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank LOC), 0.08%, 7/07/11 (e)	14,300	14,300,000
New York City Housing Development Corp., RB, VRDN Series A (e):
90 West Street, (Fannie Mae), 0.07%, 7/07/11	40,830	40,830,000
155 West 21st Street Development, AMT (Fannie Mae), 0.07%, 7/07/11	10,000	10,000,000
West 61st Street Apartments, AMT (Fannie Mae), 0.07%, 7/07/11	12,000	12,000,000
West 89th Street Development, Series A, AMT (Fannie Mae LOC), 0.07%, 7/07/11	35,600	35,600,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank LOC), 0.06%, 7/07/11 (e)	18,450	18,450,000
New York State HFA, HRB, VRDN, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 7/07/11 (e)	28,100	28,100,000
New York State HFA, RB, VRDN, Series A (e):
10 Barclay Street (Fannie Mae), 0.07%, 7/07/11	71,245	71,245,000
125 West 31st Street Housing AMT (Fannie Mae Liquidity Facility), 0.07%, 7/07/11	30,000	30,000,000
316 11th Avenue Housing AMT (Fannie Mae Liquidity Facility), 0.07%, 7/07/11	35,000	35,000,000
360 West 43 AMT (Fannie Mae), 0.07%, 7/07/11	22,000	22,000,000
750 6th Ave AMT (Fannie Mae), 0.07%, 7/07/11	34,500	34,500,000
Biltmore Tower Housing AMT (Fannie Mae), 0.07%, 7/07/11	65,000	65,000,000
East 39th Street Housing AMT (Fannie Mae Liquidity Facility), 0.07%, 7/07/11	5,300	5,300,000

MASTER MONEY LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds (concluded)	Par (000)	Value
New York State HFA, RB, VRDN, Series A (e) (concluded):
Victory Housing, Series 2001 AMT (Freddie Mac), 0.07%, 7/07/11	$26,300	$26,300,000
Worth Street, 12/18/03 AMT (Fannie Mae), 0.07%, 7/07/11	23,100	23,100,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 87C, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11 (e)	11,500	11,500,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank LOC), 0.07%, 7/07/11 (e)	6,160	6,160,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN (Wachovia Bank NA SBPA), Children’s Hospital of Philadelphia (e):
Series A, 0.04%, 7/01/11	11,175	11,175,000
Series B, 0.03%, 7/01/11	24,500	24,500,000
State of California, GO, VRDN (e):
FLOATS, Series C-1 (Bank of America NA LOC), 0.06%, 7/07/11	59,200	59,200,000
Kindergarten, Series A2 (State Street Bank & Trust Co. LOC, California State Teachers’ Retirement System LOC), 0.03%, 7/01/11	26,775	26,775,000
Kindergarten, Series B1 (Citibank NA LOC), 0.03%, 7/01/11	10,150	10,150,000
Series C-11, (BNP Paribas SA LOC), 0.08%, 7/07/11	37,680	37,680,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series F (ABN Amro Bank NV SBPA), 0.08%, 7/07/11 (e)	44,130	44,130,000
Washington Health Care Facilities Authority, Refunding RB, VRDN, Multicare Health System, Series B (Wells Fargo Bank NA LOC), 0.07%, 7/07/11 (e)	12,575	12,575,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11 (e)	12,800	12,800,000
Total Municipal Bonds – 16.1%		1,714,880,000
U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.18%, 7/26/12	130,000	129,972,115
0.22%, 12/20/12	59,500	59,482,214

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b):
0.11%, 9/15/11	$200,000	$199,974,442
0.17%, 9/15/11	250,000	249,973,276
0.28%, 10/06/11	250,000	249,972,719
Freddie Mac Discount Notes:
0.19%, 8/30/11 (c)	67,000	66,978,430
Freddie Mac Variable Rate Notes (b):
0.14%, 12/29/11	130,000	129,967,265
0.16%, 4/03/12	120,000	119,962,915
0.13%, 11/02/12	80,000	79,934,821
0.24%, 1/24/13	63,000	62,960,088
Total U.S. Government Sponsored Agency Obligations – 12.6%		1,349,178,285
U.S. Treasury Obligations
U.S. Treasury Notes:
1.00%, 9/30/11	123,000	123,245,573
4.63%, 10/31/11	105,000	106,536,408
0.75%, 11/30/11	210,000	210,483,105
Total U.S. Treasury Obligations – 4.1%		440,265,086
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.06%, 7/01/11 (Purchased on 6/30/11 to be repurchased at $103,280,172 collateralized by Fannie Mae, 5.00% - 5.50% due 11/01/35 – 8/01/40, par and fair value of $206,971,032 and $105,959,185, respectively)	103,280	103,280,000
Total Repurchase Agreements – 1.0%		103,280,000
Total Investments (Cost – $10,826,079,346*) – 101.3%		10,826,079,346
Liabilities In Excess of Other Assets – (1.3)%		(133,706,088)
Net Assets – 100.0%		$10,692,373,258

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investor.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

4	MASTER MONEY LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Money LLC

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’S perceived risk of investing in those securities. For information about the Master LLC’s policies regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total investments[1]	—	$10,826,079,346	—	$10,826,079,346

1 See above Schedule of Investments for values in each security type.

MASTER MONEY LLC	JUNE 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: August 24, 2011